UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02340

Montgomery Street Income Securities, Inc.

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Address of principal executive office)

Mark D. Nerud

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5801

Date of fiscal year end:  December 31

Date of Reporting Period:  July 1, 2013 – September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2013 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 55.1%
Consumer Discretionary 2.5%
Cablevision Systems Corp. Term Loan B, 2.70%, 04/09/20 (a)	200,000	197,528
COX Communications Inc., 6.25%, 06/01/18 (b)	263,000	295,831
CSC Holdings LLC, 8.63%, 02/15/19	2,000,000	2,320,000
D.R. Horton Inc., 3.63%, 02/15/18	700,000	689,500
NBCUniversal Media LLC, 2.88%, 04/01/16	300,000	314,234
TCI Communications Inc., 8.75%, 08/01/15	35,000	39,913
Time Warner Cable Inc., 8.25%, 04/01/19	290,000	335,778
Wynn Las Vegas LLC, 5.38%, 03/15/22	500,000	502,500

		4,695,284
Consumer Staples 1.7%
Altria Group Inc., 9.70%, 11/10/18 (c)	1,014,000	1,340,810
Altria Group Inc., 9.25%, 08/06/19 (c)	169,000	223,233
Kraft Foods Group Inc., 2.25%, 06/05/17	600,000	612,022
Kraft Foods Group Inc., 5.38%, 02/10/20	268,000	305,191
Mondelez International Inc., 5.38%, 02/10/20	244,000	275,600
Reynolds Group Issuer Inc., 7.13%, 04/15/19	300,000	318,750

		3,075,606
Energy 10.5%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18	2,150,000	2,596,125
Anadarko Petroleum Corp., 6.45%, 09/15/36	800,000	918,633
Arch Coal Inc., 9.88%, 06/15/19 (b)	200,000	178,000
Arch Coal Inc., 7.25%, 06/15/21	200,000	151,000
BP Capital Markets Plc, 3.63%, 05/08/14	521,000	531,326
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (b)	1,000,000	1,214,114
Canadian Oil Sands Ltd., 4.50%, 04/01/22 (b)	1,000,000	1,006,191
Dolphin Energy Ltd., 5.50%, 12/15/21 (b)	800,000	877,000

	Principal Amount ($)	Value ($)
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	1,000,000	1,150,265
Energy Transfer Partners LP, 8.50%, 04/15/14	161,000	167,201
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19 (b)	300,000	369,060
MarkWest Energy Partners LP, 4.50%, 07/15/23	200,000	188,500
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19 (d)	400,000	411,112
Novatek OAO via Novatek Finance Ltd., 6.60%, 02/03/21 (b)	800,000	866,000
OGX Austria GmbH, 8.38%, 04/01/22 (b)	800,000	128,000
Petrobras International Finance Co., 7.88%, 03/15/19	300,000	345,400
Pioneer Natural Resources Co., 6.88%, 05/01/18	2,000,000	2,359,630
Pioneer Natural Resources Co., 7.20%, 01/15/28	200,000	240,814
Plains All American Pipeline LP, 8.75%, 05/01/19	1,000,000	1,281,136
Pride International Inc., 6.88%, 08/15/20	621,000	740,316
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20	754,300	799,558
Rockies Express Pipeline LLC, 3.90%, 04/15/15 (b)	1,800,000	1,791,000
TNK-BP Finance SA, 7.88%, 03/13/18	500,000	576,250
Transcontinental Gas Pipe Line Co. LLC, 6.40%, 04/15/16	250,000	281,899
Walter Energy Inc., 9.88%, 12/15/20 (b)	250,000	217,500

		19,386,030
Financials 30.0%
Abbey National Treasury Services Plc, 1.84%, 04/25/14 (a)	800,000	806,173
Ally Financial Inc., 4.63%, 06/26/15	900,000	929,299
American Express Co., 6.15%, 08/28/17	500,000	583,042
American International Group Inc., 8.25%, 08/15/18	500,000	623,541
Banco Bradesco SA, 2.36%, 05/16/14 (a) (b)	500,000	502,560
Banco de Credito del Peru, 4.25%, 04/01/23 (b)	200,000	177,600
Banco do Brasil SA, 6.00%, 01/22/20 (b)	500,000	527,500
Banco do Brasil SA, 3.88%, 10/10/22	200,000	173,000

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2013 (Unaudited)

	Principal Amount ($)	Value ($)
Banco Santander Brasil SA, 4.50%, 04/06/15	300,000	306,750
Banco Santander Brasil SA, 4.50%, 04/06/15 (b)	600,000	613,500
Banco Santander Chile, 3.75%, 09/22/15 (b)	500,000	518,084
Banco Votorantim SA, 5.25%, 02/11/16 (b)	400,000	412,000
Bank of America Corp., 6.00%, 09/01/17	115,000	130,251
Banque PSA Finance SA, 2.14%, 04/04/14 (a) (d)	300,000	298,837
Barclays Bank Plc, 10.18%, 06/12/21 (b)	1,400,000	1,813,308
BBVA Bancomer SA, 4.50%, 03/10/16 (b)	500,000	522,500
BBVA Bancomer SA, 6.50%, 03/10/21 (b)	400,000	416,000
BNP Paribas, 7.78% (callable at 100 beginning 07/02/18) (e) (f), EUR	300,000	451,514
BPCE SA, 2.02%, 02/07/14 (a) (b)	700,000	704,136
CBA Capital Trust II, 6.02% (callable at 100 beginning 03/15/16) (b) (e) (f)	200,000	209,500
Citigroup Inc., 6.01%, 01/15/15	1,482,000	1,576,614
Commonwealth Bank of Australia, 0.98%, 03/17/14 (a) (b)	200,000	200,761
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00% (callable at 100 beginning 06/30/19) (a) (b) (e)	1,000,000	1,300,000
Credit Agricole SA, 1.72%, 01/21/14 (a) (d)	400,000	401,571
DNB Bank ASA, 3.20%, 04/03/17 (b)	400,000	419,264
Export-Import Bank of Korea, 4.00%, 01/11/17	2,700,000	2,875,921
Export-Import Bank of Korea, 4.00%, 01/29/21	200,000	204,819
Ford Motor Credit Co. LLC, 1.36%, 08/28/14 (a)	200,000	200,993
Ford Motor Credit Co. LLC, 5.63%, 09/15/15	2,000,000	2,160,734
Ford Motor Credit Co. LLC, 2.50%, 01/15/16	200,000	203,946
Ford Motor Credit Co. LLC, 3.98%, 06/15/16	500,000	528,427
Goldman Sachs Group Inc., 5.95%, 01/18/18	650,000	734,900
Goldman Sachs Group Inc., 6.15%, 04/01/18	600,000	686,383

	Principal Amount ($)	Value ($)
Goldman Sachs Group Inc., 6.00%, 06/15/20	2,000,000	2,271,680
HBOS Plc, 6.75%, 05/21/18 (b)	700,000	777,988
HSBC Bank Plc, 5.00%, 03/20/23 (a), GBP	500,000	863,307
HSBC Finance Corp., 6.68%, 01/15/21	300,000	342,697
ICICI Bank Ltd., 4.75%, 11/25/16 (b)	300,000	305,500
International Lease Finance Corp., 7.13%, 09/01/18 (b)	1,700,000	1,899,750
Intesa Sanpaolo SpA, 2.66%, 02/24/14 (a) (b)	800,000	804,410
IPIC GMTN Ltd., 5.88%, 03/07/18, EUR	200,000	318,596
JPMorgan Chase & Co., 6.30%, 04/23/19	2,500,000	2,929,737
JPMorgan Chase Bank NA, 6.00%, 10/01/17	600,000	686,612
Korea Exchange Bank, 3.13%, 06/26/17 (b)	400,000	410,789
Lazard Group LLC, 6.85%, 06/15/17	500,000	566,821
LBG Capital No.1 Plc, 7.87%, 08/25/20, GBP	1,000,000	1,707,923
LBG Capital No.1 Plc, 7.88%, 11/01/20 (b)	450,000	476,550
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,400,000	2,828,962
Metropolitan Life Global Funding I, 1.02%, 01/10/14 (a) (b)	300,000	300,577
Morgan Stanley, 6.63%, 04/01/18	1,000,000	1,161,181
Morgan Stanley, 7.30%, 05/13/19	800,000	957,455
Morgan Stanley, 5.50%, 01/26/20	2,850,000	3,154,631
Rabobank Capital Funding Trust III, 5.25% (callable at 100 beginning 10/21/16) (d) (e) (f)	800,000	812,000
RCI Banque SA, 2.14%, 04/11/14 (a) (b)	600,000	601,625
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 05/15/17	300,000	321,189
Sberbank of Russia Via SB Capital SA, 5.50%, 07/07/15	700,000	741,580
Sberbank Via SB Capital SA, 5.40%, 03/24/17	600,000	639,000
Shinhan Bank, 4.13%, 10/04/16 (b)	200,000	212,864
SLM Corp., 3.88%, 09/10/15	1,000,000	1,020,000
SLM Corp., 8.45%, 06/15/18	500,000	563,750
SLM Corp., 5.50%, 01/15/19	200,000	198,095
State Bank of India, 3.25%, 04/18/18 (b)	800,000	764,400
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (c)	2,100,000	2,208,175
UBS AG Stamford, 5.88%, 12/20/17	175,000	202,078
Union Bank NA, 1.00%, 09/26/16 (a)	500,000	503,093
USB Capital IX, 3.50% (callable at 100 beginning 11/29/13) (e) (f)	625,000	475,000
Ventas Realty LP, 3.13%, 11/30/15	100,000	104,458

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2013 (Unaudited)

	Principal Amount ($)	Value ($)
Weyerhaeuser Co., 7.38%, 10/01/19	1,000,000	1,219,702

		55,565,603
Health Care 1.7%
Boston Scientific Corp., 6.40%, 06/15/16	1,200,000	1,347,647
HCA Inc., 6.50%, 02/15/20	1,700,000	1,842,375

		3,190,022
Industrials 0.9%
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	300,000	318,309
Aviation Capital Group Corp., 7.13%, 10/15/20 (b)	600,000	654,529
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	760,000	782,800

		1,755,638
Information Technology 0.6%
Activision Blizzard Inc. Term Loan B, 2.50%, 09/01/17 (a)	100,000	99,833
Dell Inc. Term Loan B, 3.75%, 08/15/19 (a)	1,000,000	992,140

		1,091,973
Materials 2.7%
Anglo American Capital Plc, 9.38%, 04/08/14 (b)	543,000	565,692
Cliffs Natural Resources Inc., 5.90%, 03/15/20 (k)	656,000	675,017
Dow Chemical Co., 8.55%, 05/15/19 (c)	990,000	1,262,905
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	1,600,000	1,791,019
Metalloinvest Finance Ltd., 5.63%, 04/17/20 (b)	400,000	386,500
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19 (c)	200,000	259,594

		4,940,727
Telecommunication Services 2.5%
British Telecommunications Plc, 1.38%, 12/20/13 (a)	400,000	400,871
Crown Castle International Corp., 5.25%, 01/15/23	500,000	460,000
Qtel International Finance Ltd., 4.75%, 02/16/21 (b)	300,000	315,750
Rogers Communications Inc., 7.50%, 03/15/15	179,000	196,060
Telefonica Emisiones SAU, 3.73%, 04/27/15	1,400,000	1,441,066
Verizon Communications Inc., 1.78%, 09/15/16 (a)	700,000	720,419
Verizon Communications Inc., 4.50%, 09/15/20	1,000,000	1,063,620

		4,597,786

	Principal Amount ($)	Value ($)
Utilities 2.0%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19	400,000	424,000
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	400,000	461,360
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20 (b)	1,000,000	1,050,000
Florida Power Corp., 5.80%, 09/15/17	195,000	225,136
Korea East-West Power Co. Ltd., 2.50%, 07/16/17 (b)	1,400,000	1,400,741
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43 (d)	200,000	182,500

		3,743,737

Total Corporate Bonds (cost $97,744,883)		102,042,406

Non-U.S. Government Agency Asset-Backed Securities 5.8%
Aegis Asset Backed Securities Trust REMIC, (2005, 3, M1), 0.65%, 08/25/35 (a)	1,049,061	988,713
Aircraft Certificate Owner Trust (insured by MBIA Assurance Corp.), (2003, 1A, D), 6.46%, 09/20/22 (b) (g)	7,655	7,693
Banc of America Funding Trust REMIC, (2004, A, 1A3), 5.71%, 09/20/34 (a)	404,513	409,169
Banc of America Mortgage Securities Inc. REMIC, (2005, H, 2A5), 2.44%, 09/25/35 (a)	854,739	792,907
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 2A, IO), 4.70%, 07/25/37 (a) (b)	3,639,775	118,296
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 4A, IO), 3.89%, 09/25/37 (a) (b)	4,048,930	320,259
Bear Stearns Adjustable Rate Mortgage Trust REMIC, (2004, 6, 2A1), 2.84%, 09/25/34 (a)	573,939	531,158
Citigroup Mortgage Loan Trust Inc. REMIC, (2004, NCM2, 1CB2), 6.75%, 08/25/34	139,767	149,068
Continental Airlines Inc. Pass-Through Trust, (2009, 1, A), 9.00%, 07/08/16	1,605,624	1,830,411
Countrywide Alternative Loan Trust REMIC, (2004, 35T2, A4), 6.00%, 02/25/35	19,271	19,508

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2013 (Unaudited)

	Principal Amount ($)	Value ($)
Countrywide Alternative Loan Trust REMIC, (2006, 0A10, 4A1), 0.37%, 08/25/46 (a)	40,632	26,925
Credit Suisse First Boston Mortgage Securities Corp. REMIC, (2004, AR8, 2A1), 2.62%, 09/25/34 (a)	899,578	909,268
Credit-Based Asset Servicing and Securitization LLC REMIC, (2006, SC1, A), 0.45%, 05/25/36 (a) (b)	69,659	64,627
Holmes Master Issuer Plc, (2011, 1A, A3), 1.57%, 10/15/54 (a) (b), EUR	493,114	670,596
IndyMac INDX Mortgage Loan Trust REMIC, (2005, AR14, 2A1A), 0.48%, 07/25/35 (a)	55,422	46,043
Inwood Park CDO Ltd., (2006, 1A, A1A), 0.49%, 01/20/21 (a) (b)	153,177	151,968
Nationstar NIM Ltd. Trust, (2007, A, A), 9.79%, 03/25/37 (h) (i)	22,008	—
Truman Capital Mortgage Loan Trust REMIC, (2006, 1, A), 0.44%, 03/25/36 (a) (b)	1,275,158	1,161,126
United Air Lines Inc. 2009-1 Pass-Through Trust, (2009, 1A, O), 10.40%, 11/01/16	1,095,669	1,229,889
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2005, AR16, 1A3), 2.47%, 12/25/35 (a)	1,245,972	1,139,207
Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, 1, A3), 5.00%, 03/25/21	202,709	207,720

Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,876,118)		10,774,551

Government and Agency Obligations 31.2%
Government Securities 16.9%
Sovereign 0.5%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20 (b)	400,000	410,000
Italy Buoni Poliennali Del Tesoro, 3.50%, 06/01/18, EUR	100,000	136,760
Spain Government Bond, 3.75%, 10/31/18, EUR	300,000	416,683

		963,443
Treasury Inflation Index Securities 0.3%
Australian Government Treasury Inflation Indexed Bond, 4.00%, 08/20/20 (j), AUD	300,000	513,938

	Principal Amount ($)	Value ($)
U.S. Treasury Securities 16.1%
U.S. Treasury Bond, 5.50%, 08/15/28 (k)	1,100,000	1,408,000
U.S. Treasury Bond, 5.25%, 02/15/29	600,000	750,187
U.S. Treasury Bond, 4.25%, 11/15/40 (k)	2,850,000	3,157,264
U.S. Treasury Bond, 4.38%, 05/15/41 (k)	100,000	112,984
U.S. Treasury Bond, 2.88%, 05/15/43	100,000	84,859
U.S. Treasury Note, 1.25%, 03/15/14	100,000	100,543
U.S. Treasury Note, 0.25%, 03/31/14	200,000	200,188
U.S. Treasury Note, 1.75%, 03/31/14	1,900,000	1,915,956
U.S. Treasury Note, 0.25%, 04/30/14	500,000	500,508
U.S. Treasury Note, 1.00%, 05/15/14	1,700,000	1,709,629
U.S. Treasury Note, 0.25%, 05/31/14	100,000	100,106
U.S. Treasury Note, 0.13%, 07/31/14	1,200,000	1,200,281
U.S. Treasury Note, 0.50%, 08/15/14	200,000	200,672
U.S. Treasury Note, 0.25%, 08/31/14	400,000	400,484
U.S. Treasury Note, 0.25%, 09/30/14	500,000	500,645
U.S. Treasury Note, 2.00%, 02/15/22	3,000,000	2,917,500
U.S. Treasury Note, 1.63%, 08/15/22	4,500,000	4,193,788
U.S. Treasury Note, 1.75%, 05/15/23	11,200,000	10,381,874

		29,835,468
U.S. Government Agency Mortgage-Backed Securities 14.3%
Federal Home Loan Mortgage Corp. 0.0%
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 08/15/21	10,881	12,053
Federal National Mortgage Association 14.3%
Federal National Mortgage Association, 5.50%, 01/01/37	13,198,936	14,382,399
Federal National Mortgage Association, 5.50%, 08/01/37	11,142,193	12,173,384

		26,555,783

Total Government and Agency Obligations (cost $59,423,063)		57,880,685

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2013 (Unaudited)

	Contracts/ Principal Amount ($)	Value ($)
Purchased Options 0.2%
Interest Rate Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, BBP	22	310,786

Total Purchased Options (cost $174,446)		310,786

Short Term Investments 7.7%
Certificates of Deposit 1.1%
Itau Unibanco NY, 1.33%, 03/03/14	2,000,000	1,986,968
U.S. Treasury Securities 2.6%
U.S. Treasury Bill, 0.05%, 01/02/14 (k)	1,200,000	1,199,969
U.S. Treasury Bill, 0.04%, 01/09/14	100,000	99,998
U.S. Treasury Bill, 0.04%, 01/16/14	2,200,000	2,199,951
U.S. Treasury Bill, 0.02%, 01/23/14	100,000	99,998
U.S. Treasury Bill, 0.06%, 01/30/14	200,000	199,995
U.S. Treasury Bill, 0.10%, 06/26/14	100,000	99,963
U.S. Treasury Bill, 0.12%, 07/24/14	100,000	99,949
U.S. Treasury Bill, 0.13%, 08/21/14	800,000	799,460
Repurchase Agreements 3.2%
Repurchase Agreement with CGM, 0.08% (Collateralized by $6,185,000 U.S. Treasury Note, 1.00%, due 05/31/18, value $6,107,698) acquired on 09/27/13, due 10/01/13 at $6,000,013	6,000,000	6,000,000

	Contracts/ Principal Amount ($)	Value ($)
Federal Home Loan Bank 0.1% (m)
Federal Home Loan Bank, 0.05%, 12/04/13	100,000	99,996
Federal Home Loan Mortgage Corp. 0.7% (m)
Federal Home Loan Mortgage Corp., 0.01%, 10/15/13	1,100,000	1,099,986
Federal Home Loan Mortgage Corp., 0.05%, 12/02/13	300,000	299,990

Total Short Term Investments (cost $14,286,755)		14,286,223

Total Investments - 100.0% (cost $182,505,265)		185,294,651
Total Forward Sales Commitments - (15.0%) (proceeds $27,643,594)		(27,791,017)
Other Assets and Liabilities, Net 15.0%		27,828,762

Total Net Assets - 100%		$185,332,396

Forward Sales Commitments (15.0%)
U.S. Government Agency Mortgage-Backed Securities (15.0%)
Federal National Mortgage Association, 5.50%, 10/15/43, TBA (l)	(25,500,000)	(27,791,017)

Total Forward Sales Commitments (cost $27,643,594)		(27,791,017)

(a)	Floating rate note. Floating rate notes are securities whose yields vary with a designated market index or market rate. Rate stated was in effect as of September 30, 2013.
(b)	Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by the Fund’s Board of Directors. As of September 30, 2013, the aggregate value of Rule 144A or Section 4(2) liquid securities was $34,673,302 (18.7% of net assets).
(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	Rule 144A or Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Fund’s investment adviser has not deemed these securities to be liquid based on procedures approved by the Fund’s Board of Directors. See Restricted Securities in the Notes to Investment Portfolio.
(e)	Perpetual maturity security.
(f)	Interest rate is fixed until stated call date and variable thereafter.
(g)	Security fair valued in good faith in accordance with the procedures approved by the Fund’s Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to Investment Portfolio.
(h)	Security is in default relating to principal and/or interest.
(i)	Non-income producing security.
(j)	Treasury inflation indexed note, Par amount is not adjusted for inflation.
(k)	All or a portion of the security is pledged or segregated as collateral.
(l)	All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2013, the total cost of investments purchased on a delayed delivery basis was $27,643,594.
(m)	This security is a direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2013 (Unaudited)

Currencies:

AUD - Australian Dollar	KRW - Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
EUR - European Currency Unit (Euro)	RUB - Russian Ruble
GBP - British Pound	USD - United States Dollar
JPY - Japanese Yen

Abbreviations:

ABS - Asset Backed Securities	LIBOR - London Interbank Offered Rate
CDX.NA.IG - Credit Default Swap Index- North America Investment Grade	OTC - Over the counter
Euribor - Europe Interbank Offered Rate

Counterparty Abbreviations:

BBP - Barclays Bank Plc	CSI - Credit Suisse Securities, LLC
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.
BOA - Banc of America Securities LLC/Bank of America NA	GSI - Goldman Sachs International
CGM - Citigroup Global Markets

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2013 (Unaudited)

Restricted Securities. Restricted securities are purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table consists of Rule 144A securities held by Montgomery Street Income Securities Inc. (the “Fund”) at September 30, 2013, that have not been deemed liquid, by the Fund’s investment adviser.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Banque PSA Finance SA , 2.14%, 04/04/14	03/29/2011	$300,000	$298,837	0.2%
Credit Agricole SA , 1.72%, 01/21/14	01/14/2011	400,000	401,571	0.2
Midcontinent Express Pipeline LLC , 6.70%, 09/15/19	12/23/2010	423,052	411,112	0.2
Rabobank Capital Funding Trust III , 5.25% 10/21/16	03/25/2010	727,867	812,000	0.4
Saudi Electricity Global Sukuk Co. 2 , 5.06%, 04/08/43	03/27/2013	200,000	182,500	0.1

		$2,050,919	$2,106,020	1.1%

Security Valuation. Under the Fund’s valuation policy and procedures, the Fund’s Board of Directors (the “Board”) has delegated the daily operational oversight of the securities valuation function to Jackson Fund Services (“JFS” or “Administrator”), a division of Jackson National Asset Management, LLC. The Board has delegated to the Pricing Committee of JFS (“Pricing Committee”), the authority to approve determinations of fair valuations of securities for which market quotations are not readily available as well as to supervise JFS in the performance of its responsibilities pursuant to the valuation policy and procedures. The Pricing Committee consists of the Fund’s Chief Executive Officer, Chief Financial Officer and Chief Compliance Officer. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Chair of the Fund’s Valuation Committee on a monthly basis and the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by, or at the direction of, the Board. If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Fixed income securities with a remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, unless it is determined that such price does not approximate market value. Forward foreign currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE. Futures contracts traded on a liquid exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps. Over the counter (“OTC”) derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative securities may use various pricing techniques which take into account appropriate factors such as yield, credit quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings, broker quotes and other relevant data.

Market quotations may not be readily available for certain debt and derivative investments. If market quotations are not readily available or if it is determined that a quotation of an investment does not represent market value, then the investment is valued at a “fair value” as determined in good faith using procedures approved by the Board. Although there can be no assurance, in general, the fair value of a security is the amount the owner of

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2013 (Unaudited)

such security might reasonably expect to receive upon its current sale. Situations that may require a security to be fair valued may include instances where a security is thinly traded or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters or government actions. Securities are fair valued based on observable and unobservable inputs including the Administrator‘s own assumptions in determining fair value. Under the procedures approved by the Board, the Administrator may rely on independent pricing services or other sources, including the Fund’s Adviser, to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The value of an investment for purposes of calculating the Fund’s net asset value (“NAV”) can differ depending on the source and method used to determine the value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories.

Level 1 includes valuations based on unadjusted quoted prices of identical securities in active markets, including valuations for securities listed on an exchange.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations of vendor evaluated debt instruments, broker quotes in active markets, securities valued at amortized cost, centrally cleared swap agreements, modeled OTC derivatives contracts and swap agreements valued by pricing services.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include certain single source quotes received from brokers (either directly or through a vendor), securities restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2013 (Unaudited)

The following table summarizes the Fund’s investments in securities and other financial instruments as of September 30, 2013 by valuation level.

	Assets - Investments in Securities
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$102,042,406	$—	$102,042,406
Non-U.S. Government Agency ABS	—	10,766,858	7,693	10,774,551
Government and Agency Obligations	—	57,880,685	—	57,880,685
Purchased Options	—	310,786	—	310,786
Short Term Investments	—	14,286,223	—	14,286,223

Fund Total	$—	$185,286,958	$7,693	$185,294,651

	Liabilities - Investments in Securities
	Level 1	Level 2	Level 3	Total
Government and Agency Obligations	$—	$(27,791,017)	$—	$(27,791,017)

Fund Total	$—	$(27,791,017)	$—	$(27,791,017)

	Assets - Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total
Exchange Traded Written Options	$23,390	$—	$—	$23,390
Open Futures Contracts	83,629	—	—	83,629
Open Forward Foreign Currency Contracts	—	26,000	—	26,000
OTC Interest Rate Swap Agreements	—	302,961	—	302,961
Centrally Cleared Interest Rate Swap Agreements	—	78,892	—	78,892
OTC Credit Default Swap Agreements	—	252,769	—	252,769
Centrally Cleared Credit Default Swap Agreements	—	624,838	—	624,838

Fund Total	$107,019	$1,285,460	$—	$1,392,479

	Liabilities - Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total
Written Options	$—	$(389,695)	$—	$(389,695)
Open Forward Foreign Currency Contracts	—	(125,217)	—	(125,217)
OTC Interest Rate Swap Agreements	—	(645,916)	—	(645,916)
Centrally Cleared Interest Rate Swap Agreements	—	(69,922)	—	(69,922)
OTC Credit Default Swap Agreement	—	(19,915)	—	(19,915)

Fund Total	$—	$(1,250,665)	$—	$(1,250,665)

*	Investments in other financial instruments are derivative instruments not reflected in the Investment Portfolio and include written options, futures contracts, forward foreign currency contracts, and swap agreements. All derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument, except for written options which are reflected at value.

The Fund recognizes transfers between levels as of the beginning of the period. There were no significant transfers into or out of Level 1, 2 or 3 during the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2013.

Schedule of Open Futures Contracts

	Contracts Long	Unrealized Appreciation
90-Day Eurodollar Future, Expiration September 2014	92	$17,313
90-Day Eurodollar Future, Expiration March 2015	85	4,084
90-Day Eurodollar Future, Expiration June 2015	135	14,626
Euro-Bund Future, Expiration December 2013	1	3,296
U.S. Treasury Note Future, 10-Year, Expiration December 2013	19	44,310

		$83,629

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2013 (Unaudited)

Schedule of Open Forward Foreign Currency Contracts

Counterparty	Currency Purchased/Sold	Settlement Date	Notional Amount		Currency Value	Unrealized Gain/(Loss)
BCL	BRL/USD	10/02/2013	BRL	793,424	$357,995	$25,824
BCL	BRL/USD	11/04/2013	BRL	793,424	354,991	119
BCL	RUB/USD	10/07/2013	RUB	14,911,200	459,795	(2,783)
GSC	USD/AUD	10/02/2013	AUD	(699,000)	(652,095)	(29,551)
BCL	USD/BRL	10/02/2013	BRL	(793,424)	(357,995)	(597)
BCL	USD/EUR	12/17/2013	EUR	(1,607,000)	(2,174,462)	(26,406)
BCL	USD/GBP	12/12/2013	GBP	(1,623,000)	(2,626,096)	(61,810)
BCL	USD/JPY	10/17/2013	JPY	(2,000,000)	(20,349)	57
BCL	USD/KRW	10/17/2013	KRW	(20,901,600)	(19,428)	(1,429)
GSC	USD/MXN	12/17/2013	MXN	(5,664,287)	(430,032)	(6)
GSC	USD/RUB	10/07/2013	RUB	(14,679,000)	(452,635)	(2,635)

					$(5,560,311)	$(99,217)

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Credit Default Swaptions
CDX.NA.IG.20 Call Option, BOA	06/20/2018	0.65	5	$(355)
CDX.NA.IG.20 Put Option, BOA	06/20/2018	1	5	(460)

			10	$(815)

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions
Call Swaption, 6 Month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	50	$(5,772)
Call Swaption, 6 Month Euribor versus 0.50% fixed, BBP	10/28/2015	N/A	57	(1,530)
Put Swaption, 3 Month LIBOR versus 1.50% fixed, GSC	10/30/2018	N/A	63	(43,784)
Put Swaption, 3 Month LIBOR versus 1.90% fixed, GSC	10/22/2018	N/A	309	(8,507)
Put Swaption, 3 Month LIBOR versus 2.50% fixed, BCL	09/21/2015	N/A	92	(322,279)
Put Swaption, 6 Month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	50	(5,501)
Put Swaption, 6 Month Euribor versus 0.40% fixed, GSC	03/12/2014	N/A	5	(550)
Put Swaption, 6 Month Euribor versus 0.40% fixed, GSC	03/12/2014	N/A	5	(578)
Put Swaption, 6 Month Euribor versus 0.75% fixed, BBP	10/28/2015	N/A	57	(379)

			688	$(388,880)

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2012	92	$167,535
Options written during the period	778	205,297
Options closed during the period	(3)	(495)
Options expired during the period	(169)	(34,206)

Options outstanding at September 30, 2013	698	$338,131

Schedule of Exchange Traded Written Options

	Expiration Date	Exercise Price	Contracts	Unrealized Appreciation
Exchange Traded Options on Futures
3-Month Euro Euribor Interest Rate Future Call Option	12/15/2014	EUR 99.50	66	$2,171
3-Month Euro Euribor Interest Rate Future Put Option	12/15/2014	EUR 99.50	66	21,219

			132	$23,390

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2013 (Unaudited)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	3,100,000	$5,569
GSC	Brazil Interbank Rate	Paying	8.30%	01/02/2017	BRL	17,100,000	(478,925)
GSC	Brazil Interbank Rate	Paying	8.72%	01/02/2017	BRL	7,600,000	(166,991)
GSC	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	118,000,000	288,661
GSC	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	3,600,000	8,731

							$(342,955)

Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	1.50%	12/18/2018		1,500,000	$5,750
N/A	3-Month LIBOR	Paying	2.00%	12/18/2018		5,200,000	73,142
N/A	3-Month LIBOR	Paying	2.65%	07/31/2023		1,500,000	(12,120)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	03/15/2023	AUD	2,200,000	(44,612)
N/A	6-Month Euribor	Paying	2.25%	09/19/2024	EUR	200,000	(3,491)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	190,000,000	(9,699)

							$8,970

[1]	Notional amount is stated in USD unless otherwise noted.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [3]	Fixed Received Rate [6]	Expiration Date	Notional Amount [1,5]	Value[4]	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection [2]
BBP	Anadarko Petroleum Corp., 1.00%, 06/20/17	0.57%	1.00%	06/20/2017	$(100,000)	$1,598	$4,552
GSI	Canadian Natural Resources Ltd., 6.25%, 03/15/38	0.23%	1.00%	12/20/2015	(500,000)	8,624	7,798
BBP	Federative Republic of Brazil, 12.25%, 03/06/30	1.20%	1.00%	06/20/2016	(2,400,000)	(12,737)	(6,776)
GSI	Finmeccanica Finance S.A., 5.75%, 12/12/18	3.03%	5.00%	03/20/2018	(270,570)	22,048	5,738
GSI	Forest Oil Corp., 7.25%, 06/15/19	3.74%	5.00%	06/20/2017	(1,000,000)	43,317	67,319
GSI	Gazprom International BV, 5.63%, 07/22/13	1.89%	1.00%	03/20/2017	(2,000,000)	(59,501)	79,275
GSI	Kingdom of Spain, 5.50%, 07/30/17	2.24%	1.00%	12/20/2018	(500,000)	(29,593)	(1,291)
GSI	NRG Energy Inc., 8.50%, 06/15/19	2.28%	5.00%	03/20/2017	(200,000)	18,180	30,490
BBP	Petrobas International Finance Co., 8.38%, 12/10/18	1.04%	1.00%	03/20/2014	(250,000)	(47)	631
BBP	Petrobas International Finance Co., 8.38%, 12/10/18	2.61%	1.00%	06/20/2018	(400,000)	(28,146)	(9,590)
GSI	Republic of Italy, 6.88%, 09/27/23	2.63%	1.00%	12/20/2018	(200,000)	(15,345)	(2,258)
GSI	Russian Federation, 7.50%, 03/31/30	1.47%	1.00%	09/20/2017	(700,000)	(12,517)	23,865
BBP	United Mexican States, 7.50%, 04/08/33	0.74%	1.00%	06/20/2016	(1,200,000)	8,321	7,970
GSI	United Mexican States, 5.95%, 03/19/19	0.97%	1.00%	09/20/2017	(1,600,000)	1,758	25,131

					$(11,320,570)	$(54,040)	$232,854

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2013 (Unaudited)

Counterparty	Reference Obligation	Implied Credit Spread [3]	Fixed Received Rate [6]	Expiration Date	Notional Amount [1,5]	Value[4]	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection [2]
N/A	CDX.NA.IG-17	N/A	1.00%	12/20/2016	$(600,000)	$10,613	$1,010
N/A	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(7,100,000)	122,411	17,691
N/A	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(43,400,000)	665,713	606,137

					$(51,100,000)	$798,737	$624,838

[1]	Notional amount is stated in USD.
[2]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

[3]

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

[4]

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

[6]	If the Fund is a seller of protection, the Fund receives the fixed rate.

Schedule of Reverse Repurchase Agreements

At September 30, 2013, the reverse repurchase agreement outstanding was as follows:

Counterparty	Payable for Reverse Repurchase	Interest Rate	Date of Agreement	Maturity Date
CSI	$659,000	(5.00)%	09/08/2013	TBD

Income Tax Information. At September 30, 2013, the aggregate cost of investment securities for income tax purposes was $182,669,062. Net unrealized appreciation aggregated to $2,625,589 of which $6,304,702 related to appreciated investment securities and $3,679,113 related to depreciated investment securities.

For additional information on the Fund’s policies regarding investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

Item 2.	Controls and Procedures.

(a)	The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer
Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud President and Principal Executive Officer
Date:	November 29, 2013
By:	/s/ Daniel W. Koors
Daniel W. Koors Treasurer and Principal Financial Officer
Date:	November 29, 2013

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.